Other Financial Assets and Liabilities - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) bbl	Dec. 31, 2023 USD ($)
Other financial assets and liabilities [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 5	$ 15
Derivative financial liabilities	$ 349	35
2026 [member]
Other financial assets and liabilities [line items]
Percentage of hedged pricing risk	67.00%
2025 [member]
Other financial assets and liabilities [line items]
Percentage of hedged pricing risk	94.00%
Hedging instrument, assets	$ 30
Oil Swaps [Member]
Other financial assets and liabilities [line items]
Oil and gas sale price | bbl	78.7
Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Gain loss on financial liabilities at fair value through profit or loss	$ 314	35
Derivative financial liabilities	$ 349	$ 35
Discount rate, measurement input [member] | Top of range [member] | Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Discount rate pre tax	6.95	7.12
Discount rate, measurement input [member] | Bottom of range [member] | Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Discount rate pre tax	5.8	5.39
Inflation Rate [Member] | Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Discount rate pre tax	2.5	2.5